Schedule of Reconciliation of Convertible Notes (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible Notes
Financial derivative liability	$ 250,921	$ 2,120,963
Financial liability	6,281,411	5,328,247
Convertible notes, opening balance	6,532,332	7,449,210
Gain on financial derivative	(624,654)	(1,870,042)
Amortization of financial liability	577,961	928,281
Financial liability movement	428,333
Foreign exchange movement	226,908	24,883
Option fee	(82,633)
Movement of convertible notes	525,915	(916,878)
Convertible notes, ending balance	$ 7,058,247	$ 6,532,332	$ 7,449,210